UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2004
                                                --------------------

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION
Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON                  AUGUSTA, GA          FEBRUARY 7, 2004
 ----------------------------   -----------------------    -----------------
         [Signature] [City, State] [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________      ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                  -------------------------

Form 13F Information Table Entry Total:                    122
                                                  -------------------------

Form 13F Information Table Value Total:                  242,597
                                                  -------------------------
                                                        (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                           ASSET ADVISORS CORPORATION

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/04


                                                 Market                Investment Descretion                  Voting Authority
          Title                   CUSIP          Value                -------------------------  Other   ---------------------------
Name of Issuer & of Class         Number        (1000's)     Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    ---------     ------   ------- --------- -------- ------- ------- ---------  --------


TOTALS:                           122           242,597   6,276,837  6,276,837                                           6,276,837


Coca-Cola Company                 191216100       11198      268936     268936                                              268936
Exxon Mobil Corporation           30231G102       10593      206662     206662                                              206662
Johnson & Johnson                 478160104        7995      126069     126069                                              126069
American Express Co               025816109        7705      136690     136690                                              136690
Microsoft Corp.                   594918104        7269      272027     272027                                              272027
T Rowe Price Group.               74144T108        6711      107895     107895                                              107895
I Shares US Total Mkt             464287846        6096      105100     105100                                              105100
Bank of America Corp              060505104        5610      119395     119395                                              119395
ConocoPhillips                    20825C104        5390       62076      62076                                               62076
General Electric Co               369604103        5302      145269     145269                                              145269
Intl Game Technology              459902102        5002      145490     145490                                              145490
American Int'l Group              026874107        4971       75700      75700                                               75700
Hershey Foods Corp                427866108        4863       87552      87552                                               87552
St Joe Company                    790148100        4751       74000      74000                                               74000
Jefferson Pilot Corp              475070108        4415       84970      84970                                               84970
FedEx Corp                        31428X106        4338       44041      44041                                               44041
Suntrust Banks Inc                867914103        4150       56177      56177                                               56177
Paychex Inc.                      704326107        4149      121755     121755                                              121755
Georgia Bank Fin Corp             373127109        4034      139098     139098                                              139098
Church & Dwight Co                171340102        3963      117885     117885                                              117885
Anheuser-Busch Co Inc             035229103        3921       77290      77290                                               77290
Wachovia Corp                     929903102        3661       69609      69609                                               69609
Wal-Mart Stores                   931142103        3537       66967      66967                                               66967
ThreeM (3M) Company               88579Y101        3504       42698      42698                                               42698
Sunrise Assisted Living           86768K106        3326       71750      71750                                               71750
Royal Dutch Pete                  780257804        3219       56098      56098                                               56098
Zimmer Holdings Inc               98956P102        3020       37690      37690                                               37690
Cameco Corp                       13321L108        2999       28600      28600                                               28600
Diebold Inc                       253651103        2833       50840      50840                                               50840
BerkshireHathawayClB              084670207        2786         949        949                                                 949
Cousins Properties Inc            222795106        2590       85550      85550                                               85550
Carnival Corp                     143658300        2524       43800      43800                                               43800
Mediacom Communications Corp ClA  58446K105        2494      398984     398984                                              398984
Medco Health Solutions Inc        58405U102        2305       55408      55408                                               55408
Merck & Co Inc                    589331107        2177       67742      67742                                               67742
AGL Resources Inc                 047753108        2137       64302      64302                                               64302
General Dynamics Corp             369550108        2076       19850      19850                                               19850
PetroChina Co                     71646E100        2024       37700      37700                                               37700
Charles Schwab Corp               808513105        1977      165340     165340                                              165340
Brown Forman Corp                 115637209        1913       39300      39300                                               39300
Stan&Poors Dep Recs               78462F103        1881       15565      15565                                               15565
Walt Disney Holdings Co           254687106        1792       64465      64465                                               64465
Peabody Energy Corp               704549104        1780       22000      22000                                               22000
Duke Realty                       264411505        1755       51400      51400                                               51400
Intuit Inc                        461202103        1734       39400      39400                                               39400
Intern'l Business Mach            459200101        1651       16744      16744                                               16744
Equity Rsntl Pptys Tr             29476L107        1640       45332      45332                                               45332
PepsiCo Incorporated              713448108        1606       30764      30764                                               30764
Health Care Ppty Inv Inc          421915109        1573       56800      56800                                               56800
Newmont Mining Corp               651639106        1545       34800      34800                                               34800
Block (H&R) Inc                   093671105        1499       30590      30590                                               30590
Cisco Systems                     17275R102        1379       71360      71360                                               71360
G&K Services Inc                  361268105        1378       31735      31735                                               31735
Pfizer Inc.                       717081103        1372       51015      51015                                               51015
T I B Financial Corp              872449103        1345       53000      53000                                               53000
Thornburg Mortgage Inc            885218107        1326       45800      45800                                               45800
Polaris Industries Inc            731068102        1322       19434      19434                                               19434
Cintas Corp                       172909105        1230       28050      28050                                               28050
Intel Corp                        458140100        1177       50339      50339                                               50339
Deere & Co                        244199105        1168       15700      15700                                               15700
Young Innovations Inc             987520103        1140       33800      33800                                               33800
Forest Laboratories Inc           345838106        1135       25300      25300                                               25300
Gillette Co                       375766102        1100       24565      24565                                               24565
Tribune Company                   896047107        1091       25900      25900                                               25900
Procter & Gamble Co               742718109        1036       18813      18813                                               18813
Alltel Corp.                      020039103        1034       17600      17600                                               17600
Johnson Controls Inc              478366107        1031       16258      16258                                               16258
Clarcor Inc                       179895107         997       18200      18200                                               18200
Home Depot                        437076102         941       22018      22018                                               22018
Flaherty & Crumrine Pfd Inc Fnd   33848E106         884       65500      65500                                               65500
Kimberly Clark Corp               494368103         883       13412      13412                                               13412
Lilly (Eli) & Co                  532457108         873       15382      15382                                               15382
Cross Timbers Royalty Tr          22757R109         839       21050      21050                                               21050
Harley Davidson Inc               412822108         814       13400      13400                                               13400
Royal Bank Scotland prd D 9.125%  780097606         802       30500      30500                                               30500
BellSouth Corp                    079860102         794       28568      28568                                               28568
Regions Finl Corp I 8%            75914H208         786       30100      30100                                               30100
Southern Company                  842587107         768       22923      22923                                               22923
SBC Communications                78387G103         747       28976      28976                                               28976
Delta & Pine Land Co              247357106         731       26786      26786                                               26786
St Paul Travelers Cos             792860108         726       19579      19579                                               19579
Genuine Parts Co                  372460105         526       11936      11936                                               11936
CitiGroup Inc                     172967101         517       10724      10724                                               10724
Honeywell International           438516106         482       13600      13600                                               13600
Amgen Inc                         031162100         472        7350       7350                                                7350
Dover Corporation                 260003108         461       11000      11000                                               11000
Chattem Incorporated              162456107         444       13400      13400                                               13400
Macrovision                       555904101         427       16600      16600                                               16600
Nasdaq 100 Trust Ser 1            631100104         411       10300      10300                                               10300
Florida East Coast Inds           340632108         410        9100       9100                                                9100
Scottish Power Plc Adr            81013T705         402       12900      12900                                               12900
ChevronTexaco Corp                721467108         381        7256       7256                                                7256
Georgia Pwr Cap V 7.125           37333R308         376       14000      14000                                               14000
Swiss Helvetia Fund Inc           870875101         373       24946      24946                                               24946
iShares Trust Tips                464287176         370        3500       3500                                                3500
Regions Financial Corp            7591EP100         360       10127      10127                                               10127
Barrick Gold Corp.                02451E109         344       14200      14200                                               14200
Dell Inc                          24702R101         333        7900       7900                                                7900
JM Smuckers Co                    832696405         321        6820       6820                                                6820
JP Morgan Chase & Co              46625H100         313        8020       8020                                                8020
Abbott Labs                       002824100         310        6640       6640                                                6640
Emerson Electric Co               291011104         301        4300       4300                                                4300
Schlumberger Ltd                  806857108         287        4280       4280                                                4280
Internap Network Services Corp    45885A102         286      307770     307770                                              307770
Bristol Myers Squibb Co           110122108         283       11030      11030                                               11030
Unitedhealth Group Inc            91324P102         282        3200       3200                                                3200
Sector Spdr Engy Select           81369Y506         276        7600       7600                                                7600
Fortune Brands                    349631100         264        3425       3425                                                3425
Greater China Fund                39167B102         260       16500      16500                                               16500
Caremark Rx Inc                   141705103         256        6500       6500                                                6500
Morgan Stanley                    617446448         255        4600       4600                                                4600
Allstate Corp                     020002101         238        4600       4600                                                4600
Verizon Communications            92343V104         238        5865       5865                                                5865
Duke Energy                       264399106         227        8970       8970                                                8970
Chicos FAS Inc                    168615102         209        4600       4600                                                4600
Biogen Idec Inc                   09062X103         206        3100       3100                                                3100
Symantec Corp                     871503108         206        8000       8000                                                8000
Fidelity Southern Corp            316320100         201       10560      10560                                               10560
Flag Financial Corp               33832H107         157       10365      10365                                               10365
_Earth Search Science Inc         270313109           1      100000     100000                                              100000
Migratec Inc                      598622108           0       20000      20000                                               20000

137 equities less than 10000 shares
and less than $200000                n/a           7298      241076     241076                                              241076


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